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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                       811-21048
       -------------------------------------------------------------------------


                       AIM Select Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713)626-1919
                                                    -------------------

Date of fiscal year end:    12/31
                         ------------------

Date of reporting period:   09/30/05
                          ------------------

Item 1.  Schedule of Investments.

                       AIM SELECT REAL ESTATE INCOME FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2005



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMINVESTMENTS.COM              SREI-QTR-1 9/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
==================================================================================================================================
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
INTERESTS--74.83%

APARTMENTS--4.18%

American Campus Communities, Inc.                                                390,600                           $     9,382,212
----------------------------------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust                                                170,900                                 5,480,763
----------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Management Co.-Class A                                     75,000                                 2,908,500
----------------------------------------------------------------------------------------------------------------------------------
Education Realty Trust, Inc.                                                     364,300                                 6,083,810
----------------------------------------------------------------------------------------------------------------------------------
GMH Communities Trust                                                            363,800                                 5,336,946
----------------------------------------------------------------------------------------------------------------------------------
Home Properties, Inc.                                                            100,000                                 3,925,000
----------------------------------------------------------------------------------------------------------------------------------
Town & Country Trust                                                             267,900                                 7,774,458
==================================================================================================================================
                                                                                                                        40,891,689
==================================================================================================================================


DIVERSIFIED--9.76%

AEW Real Estate Income Fund                                                      100,000                                 1,897,000
----------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                                                        795,578                                35,387,309
----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                                498,300                                10,220,133
----------------------------------------------------------------------------------------------------------------------------------
iStar Financial Inc.                                                             719,400                                29,085,342
----------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                             343,900                                 8,098,845
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.                                         189,600                                 3,570,168
----------------------------------------------------------------------------------------------------------------------------------
Nuveen Real Estate Income Fund                                                    77,400                                 1,575,090
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Income Fund, Inc.                                                    157,000                                 3,000,270
----------------------------------------------------------------------------------------------------------------------------------
Scudder RREEF Real Estate Fund, Inc.                                             120,700                                 2,621,604
==================================================================================================================================
                                                                                                                        95,455,761
==================================================================================================================================


FREESTANDING--4.39%

Commercial Net Lease Realty                                                    1,546,000                                30,920,000
----------------------------------------------------------------------------------------------------------------------------------
Getty Realty Corp.                                                               418,400                                12,041,552
==================================================================================================================================
                                                                                                                        42,961,552
==================================================================================================================================


HEALTHCARE--16.78%

Health Care Property Investors, Inc.                                           1,007,400                                27,189,726
----------------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                           745,800                                27,661,722
----------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                    854,600                                34,303,644
----------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                             1,556,300                                36,261,790
----------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                                 585,900                                 8,155,728
----------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                1,611,900                                30,626,100
==================================================================================================================================
                                                                                                                       164,198,710
==================================================================================================================================


INDUSTRIAL PROPERTIES--1.82%

First Industrial Realty Trust, Inc.                                              444,500                                17,802,225
==================================================================================================================================


SREI-QTR-1                             F-1

                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
==================================================================================================================================
INDUSTRIAL/OFFICE MIXED--2.71%

Duke Realty Corp.                                                                200,000                           $     6,776,000
----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                                                           428,200                                18,215,628
----------------------------------------------------------------------------------------------------------------------------------
Mission West Properties Inc.                                                     150,000                                 1,506,000
==================================================================================================================================
                                                                                                                        26,497,628
==================================================================================================================================


LODGING-RESORTS--3.03%

Ashford Hospitality Trust                                                        237,300                                 2,553,348
----------------------------------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co.                                                      155,000                                 1,821,250
----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust                                                     590,400                                25,304,544
==================================================================================================================================
                                                                                                                        29,679,142
==================================================================================================================================


MANUFACTURED HOMES--0.23%

Sun Communities, Inc.                                                             68,700                                 2,250,612
==================================================================================================================================


OFFICE PROPERTIES--22.03%

American Financial Realty Trust                                                1,290,200                                18,320,840
----------------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                               663,300                                27,308,061
----------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                          603,800                                18,772,142
----------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                         530,400                                19,067,880
----------------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                                       225,000                                 4,050,000
----------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                   650,200                                21,268,042
----------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust Inc.                                                    329,900                                 6,334,080
----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                       295,800                                 8,729,058
----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                          1,427,300                                17,712,793
----------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                           371,700                                16,704,198
----------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                         983,400                                29,551,170
----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                        682,900                                27,725,740
==================================================================================================================================
                                                                                                                       215,544,004
==================================================================================================================================


REGIONAL MALLS--1.62%

Glimcher Realty Trust                                                            647,300                                15,839,431
==================================================================================================================================


SELF STORAGE FACILITIES--1.63%

Extra Space Storage Inc.                                                         520,400                                 8,003,752
----------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.-Series A Dep. Shares                                        165,700                                 4,689,310
----------------------------------------------------------------------------------------------------------------------------------
U-Store-It Trust                                                                 160,000                                 3,243,200
==================================================================================================================================
                                                                                                                        15,936,262
==================================================================================================================================


SHOPPING CENTERS--5.64%

Cedar Shopping Centers Inc.                                                       72,400                                 1,047,628
----------------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust                                               501,400                                17,549,000
----------------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp.                                                         651,200                                10,197,792
----------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust                    (a)                               836,100                                19,188,495
----------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                                248,300                                 7,247,877
==================================================================================================================================
                                                                                                                        55,230,792
==================================================================================================================================


SREI-QTR-1                             F-2

                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
==================================================================================================================================
SPECIALTY PROPERTIES--1.01%

Correctional Properties Trust                                                     88,300                           $     2,596,903
----------------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                                             648,400                                 7,294,500
==================================================================================================================================
                                                                                                                         9,891,403
==================================================================================================================================

Total Real Estate Investment Trusts, Common Stocks & Other Equity
Interests (Cost $539,613,534)                                                                                          732,179,211
==================================================================================================================================


PREFERRED STOCKS--25.10%

APARTMENTS--2.67%

Apartment Investment & Management Co.-Series
T, 8.00%                                                                         200,000                                 5,060,000
----------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc.-Series B, 8.08%                                             200,000                                 5,170,000
----------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc.-Series D, 6.75%                                             200,000                                 5,000,000
----------------------------------------------------------------------------------------------------------------------------------
Equity Residential-Series K, 8.29%             (b)                                 4,200                                   247,800
----------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities,
Inc.-Series F, 9.25%                                                              47,000                                 1,287,800
----------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities,
Inc.-Series H, 8.30%                                                             195,000                                 5,089,500
----------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50%                                             71,700                                 4,248,225
==================================================================================================================================
                                                                                                                        26,103,325
==================================================================================================================================


DIVERSIFIED--3.12%

Colonial Properties Trust-Series D, 8.13%                                        200,000                                 5,180,000
----------------------------------------------------------------------------------------------------------------------------------
Cousins Properties Inc.-Series A, 7.75%                                          375,000                                 9,750,000
----------------------------------------------------------------------------------------------------------------------------------
Cousins Properties Inc.-Series B, 7.50%                                          100,000                                 2,560,000
----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.-Series B,
9.50%                                                                             51,400                                 1,383,174
----------------------------------------------------------------------------------------------------------------------------------
iStar Financial Inc.-Series E, 7.88%                                             185,000                                 4,837,750
----------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust-Series B,
8.05%                                                                             70,000                                 1,837,500
----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust-Series F, 6.75%                                             200,000                                 4,940,000
==================================================================================================================================
                                                                                                                        30,488,424
==================================================================================================================================


HEALTHCARE--1.27%

Health Care Property Investors, Inc.-Series F,
7.10%                                                                            285,000                                 7,224,750
----------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.-Series D,
8.38%                                                                            200,000                                 5,188,000
==================================================================================================================================
                                                                                                                        12,412,750
==================================================================================================================================


INDUSTRIAL PROPERTIES--0.36%

EastGroup Properties, Inc.-Series D, 7.95%                                       135,000                                 3,505,950
----------------------------------------------------------------------------------------------------------------------------------
ProLogis-Series C, 8.54%                       (b)                                   950                                    55,634
==================================================================================================================================
                                                                                                                         3,561,584
==================================================================================================================================


INDUSTRIAL/OFFICE MIXED--0.75%

Bedford Property Investors, Inc.-Series A,
8.75%                                          (b)                                60,000                                 2,941,878
----------------------------------------------------------------------------------------------------------------------------------
Bedford Property Investors, Inc.-Series B,
7.63%                                                                            139,200                                 3,482,784
----------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.-Series B, 7.99%              (b)                                10,000                                   507,500
----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.-Series F, 8.75%                                           16,000                                   413,280
==================================================================================================================================
                                                                                                                         7,345,442
==================================================================================================================================


SREI-QTR-1                             F-3

                                                                                                                        MARKET
                                                                                  SHARES                                 VALUE
==================================================================================================================================
LODGING-RESORTS--2.62%


Eagle Hospitality Properties Trust,
Inc.-Series A, 8.25%                           (b)                                49,700                           $     1,251,819
----------------------------------------------------------------------------------------------------------------------------------
FelCor Lodging Trust Inc.-Series C, 8.00%                                        138,700                                 3,453,630
----------------------------------------------------------------------------------------------------------------------------------
Hersha Hospitality Trust-Series A, 8.00%                                          40,100                                 1,006,510
----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.00%                                                        45,000                                 1,167,750
----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%                                     450,000                                12,150,000
----------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust-Series C, 8.00%                                              80,000                                 2,092,000
----------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties-Series A, 10.25%                                         36,300                                   965,580
----------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties-Series B, 8.38%                                          40,000                                 1,034,000
----------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties-Series D, 7.50%                                         100,000                                 2,505,000
==================================================================================================================================
                                                                                                                        25,626,289
==================================================================================================================================


MANUFACTURED HOMES--0.08%

Affordable Residential Communities
Inc.-Series A, 8.25%                                                              40,000                                   834,000
==================================================================================================================================


OFFICE PROPERTIES--3.84%

Alexandria Real Estate Equities, Inc.-Series
B, 9.10%                                                                           5,600                                   145,936
----------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.-Series E, 7.50%                                          75,000                                 1,940,250
----------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust-Series G,
8.00%                                                                            300,000                                 7,800,000
----------------------------------------------------------------------------------------------------------------------------------
CRT Properties, Inc.-Series A, 8.50%           (c)(d)                            120,000                                 3,022,500
----------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust Inc.-Series A, $1.94
Conv.                                                                             25,245                                   634,154
----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.-Series B, 8.00%                                        26,022                                   657,316
----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust-Series A, 9.88%                                             42,000                                 1,080,240
----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust-Series B, 8.75%                                            510,000                                13,520,100
----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.-Series E, 7.80%                                               51,600                                 1,318,896
----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.-Series F, 7.50%                                              175,000                                 4,452,000
----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.-Series C, 7.63%                                            120,000                                 3,046,800
==================================================================================================================================
                                                                                                                        37,618,192
==================================================================================================================================


REGIONAL MALLS--8.52%

CBL & Associates Properties, Inc.-Series B,
8.75%                                                                            315,000                                16,443,000
----------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.-Series C,
7.75%                                                                            350,000                                 8,925,000
----------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.-Series D,
7.38%                                                                            175,000                                 4,424,000
----------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust-Series F, 8.75%                                             80,000                                 2,064,800
----------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust-Series G, 8.13%                                            134,600                                 3,417,494
----------------------------------------------------------------------------------------------------------------------------------
Mills Corp. (The)-Series B, 9.00%                                                650,000                                16,997,500
----------------------------------------------------------------------------------------------------------------------------------
Mills Corp. (The)-Series C, 9.00%                                                450,000                                11,749,500
----------------------------------------------------------------------------------------------------------------------------------
Mills Corp. (The)-Series E, 8.75%                                                600,000                                15,900,000
----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.-Series A, 8.30%                                             16,385                                   414,541
----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00%                                            116,200                                 3,021,200
==================================================================================================================================
                                                                                                                        83,357,035
==================================================================================================================================


SREI-QTR-1                             F-4

                                                                                                                        MARKET
                                                                                  SHARES                                 VALUE
==================================================================================================================================
SHOPPING CENTERS--1.04%

Developers Diversified Realty Corp.-Class F,
8.60%                                                                            229,700                           $     5,949,230
----------------------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust-Series B,
8.50%                                                                             70,600                                 1,838,424
----------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust-Series B,
9.50%                                                                             40,000                                 1,074,000
----------------------------------------------------------------------------------------------------------------------------------
Saul Centers, Inc.-Series A, 8.00%                                                50,000                                 1,307,500
==================================================================================================================================
                                                                                                                        10,169,154
==================================================================================================================================


SPECIALTY PROPERTIES--0.83%

Capital Automotive REIT-Series A, 7.50%                                          200,000                                 4,460,000
----------------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust-Series A,
9.50%                                                                            138,900                                 3,618,345
==================================================================================================================================
                                                                                                                         8,078,345
==================================================================================================================================
Total Preferred Stocks (Cost $237,184,515)                                                                             245,594,540
==================================================================================================================================


MONEY MARKET FUNDS--0.07%

Liquid Assets Portfolio-Institutional Class    (e)                               318,836                                   318,836
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class       (e)                               318,836                                   318,836
==================================================================================================================================


Total Money Market Funds (Cost $637,672)                                                                                   637,672
==================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost
$777,435,721)                                                                                                      $   978,411,423
==================================================================================================================================


Investment Abbreviations:

Conv.                                          Convertible
Dep.                                           Depositary
REIT                                           Real Estate Investment
                                               Trust

Notes to Schedule of Investments:

(a) A portion of the market value was pledged as collateral to cover margin requirements for open interest rate swap transactions. See Note 1F and
         Note 4.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $5,004,631, which represented 0.51% of the Fund's Total Investments. See Note 1A.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2005 represented 0.31% of the Fund's Total Investments. See Note 1A.

(d) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The market value of this security considered illiquid at September 30, 2005 represented 0.31% of the Fund's Total Investments.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


       See accompanying notes which are an integral part of this schedule.


SREI-QTR-1                             F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Interest rate swap transactions are marked to market daily based upon quotations from market makers. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


SREI-QTR-1                             F-6

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


SREI-QTR-1                             F-7

F. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment, and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations are based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

          Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

          The Fund records periodic payments made under interest rate agreements as a component of realized gain (loss) in the Statement of Operations.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.


                                                                            CHANGE IN
                         MARKET                          PROCEEDS          UNREALIZED         MARKET
                         VALUE         PURCHASES           FROM            APPRECIATION        VALUE      DIVIDEND    REALIZED
FUND                   12/31/2004       AT COST            SALES          (DEPRECIATION)     9/30/2005     INCOME    GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio-
Intstitutional
Class               $   2,872,828  $  50,965,314  $   (53,519,306)     $            --  $     318,836  $   62,425  $         --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Intstitutional
Class                   2,872,828     50,965,314      (53,519,306)                  --        318,836      63,025            --
====================================================================================================================================
                    $   5,745,656  $ 101,930,628  $  (107,038,612)     $            --  $     637,672  $  125,450  $         --
====================================================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $130,965,026 and $144,764,907, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.



       UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $    200,386,220
---------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (1,136,485)
=============================================================================================
Net unrealized appreciation of investment securities                        $    199,249,735
_____________________________________________________________________________________________
=============================================================================================
Cost of investments for tax purposes is $779,161,688.


SREI-QTR-1                             F-8

NOTE 4 -- INTEREST RATE SWAP AGREEMENTS

The Fund has entered into interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest income and pays a fixed rate of interest on the notional values of the swaps to the agreement counterparty. At September 30, 2005, the Fund had open interest rate swap agreements as follows:

                                                           FLOATING
                                                             RATE*                               UNREALIZED
                                                          (RATE RESET                           APPRECIATION
                         NOTIONAL AMOUNT   FIXED RATE       MONTHLY)      TERMINATION DATE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Citibank, N.A.           $  40,000,000         3.5000%         3.7894%        09/19/07          $    728,795
-------------------------------------------------------------------------------------------------------------
Citibank, N.A.              42,000,000         4.6325%         3.7000%        08/02/09              (172,080)
-------------------------------------------------------------------------------------------------------------
Citibank, N.A.              40,000,000         4.4500%         3.6931%        03/01/12               302,665
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital       30,000,000         3.6000%         3.7281%        09/12/07               484,691
Services, Inc.
=============================================================================================================
                                                                                                $  1,344,071
_____________________________________________________________________________________________________________
=============================================================================================================

* Based on 30 day London Interbank Offered Rate (LIBOR).


SREI-QTR-1                             F-9

Item 2.  Controls and Procedures.

    (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Select Real Estate Income Fund

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.